Expense Example - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity China Region Fund - Fidelity China Region Fund	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 96
3 years	300
5 years	520
10 years	$ 1,155